March 8, 2005

Securities and Exchange Commission
Washington, D.C.  20549

Gentlemen:

  Enclosed please find the Form 10-K/A for the period ended
  September 30, 2004.

  If you have any questions regarding this filing, please contact me at
  (315) 438-4758.

Sincerely,

Richard Jones
Chief Financial Officer